Pensions and other post-retirement benefits	12 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Pensions and other post-retirement benefits
25. Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined contribution (DC) and defined benefit (DB) pension plans in the UK and the US. In the US we also provide healthcare and life insurance benefits to eligible employees, post retirement. The fair value of associated plan assets and present value of DB obligations are updated annually in accordance with IAS 19 ‘Employee Benefits’. We separately present our UK and US pension plans to show the geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.
UK pension plans
Defined contribution plan
Employees of National Grid’s legacy UK businesses are eligible to join the National Grid UK Retirement Plan (NGUKRP), a section of a Master Trust arrangement managed by Legal & General. Separately, DC pension benefits are provided to NGED employees through the Western Power Pension Scheme (WPPS), which comprises four sections, each containing an element of DC pension provision. Of the four sections, it is only the ‘2010 Section’ which is open to new NGED employees. National Grid pays contributions into the NGUKRP and WPPS 2010 Section to provide DC benefits on behalf of its employees, generally providing a double match of member contributions (up to a maximum Company contribution of 12% of salary in NGUKRP and 10% of salary in WPPS 2010 Section, increasing to 12% for future years on 1 April 2023).
Investment risks are borne by the member and there is no legal or constructive obligation on National Grid to pay additional contributions in the instance that investment performance is poor. Payments to these DC plans are charged as an expense as they fall due.
Defined benefit plans
National Grid operates various DB pension arrangements in the UK. These include Section A of the National Grid UK Pension Scheme (NGUKPS), three sections of the industry-wide Electricity Supply Pension Scheme (ESPS) and a legacy scheme (WPUPS), DB sections within WPPS and some unfunded pension obligations. Each of these plans holds assets in separate Trustee administered funds. The arrangements are managed by Trustee companies with boards consisting of company and member appointed Directors. These plans are all closed to new members, except for the ESPS schemes in very rare circumstances.
The Group became responsible for four of these pension schemes following the acquisition of NGED in the prior year. At the date of acquisition these schemes had combined assets of £7,662 million and the Group recognised a net pension asset on the balance sheet of £566 million (see note 37). This net pension asset was assessed consistently with the valuation of National Grid’s existing defined benefit pension schemes but reflecting market conditions at the date of acquisition. In addition, the Group also became responsible for some smaller unfunded obligations relating to previous executives at NGED East Midlands and NGED West Midlands.
Following the sale of the UK Gas Transmission business in January 2023, the Group is no longer responsible for Section B of the NGUKPS. During the year, the Group carried out an exercise to align each employee’s pension scheme with their future employer, enabling them to continue to earn DB benefits after the closing of the sale. These employees were then offered the chance to transfer their accrued pension benefits into their new pension scheme, with the transfers completing in January 2023.
The arrangements are subject to independent actuarial funding valuations every three years and, following consultation and agreement with the Company, the qualified actuary certifies the employers’ contributions which together with the specified contributions payable by the employees and proceeds from the plans’ assets, are expected to be sufficient to fund the benefits payable. The Company is in the process of agreeing actuarial valuations as at 31 March 2022 for each of the DB plans. This will involve implementing revised deficit recovery plans for any schemes where there is an assessed funding shortfall. The existing recovery plans agreed as part of the 31 March 2019 actuarial valuations are due to finish in November 2024, or earlier, with payments of approximately £60 million across all plans still due to be paid. Separately, National Grid continues to fund the cost of future benefit accrual (over and above member contributions) for each of the DB schemes. In the year to March 2023, the aggregate level of ongoing contributions (excluding recovery plan payments) was £74 million (2022: £83 million; 2021: £50 million). National Grid also pays contributions in respect of the costs of plan administration and the Pension Protection Fund (PPF) levies for most of its DB plans.
In addition, for some plans the Company has also agreed to establish security arrangements. This includes £186 million of security for Section A of NGUKPS, all of which is currently provided in the form of surety bonds but may also be provided as letters of credit or cash. This amount will be paid to Section A in the event that the relevant supporting employer is subject to an insolvency event or fails to make required contributions. Contingent security would be provided to National Grid Electricity Group (NGEG) of ESPS, in the form of cash payments of up to a maximum of £500 million, payable if certain trigger events occur in respect of National Grid Electricity Transmission plc.
A guarantee has also been provided to Section A of NGUKPS, with the payment contingent on insolvency or on failure to pay pension obligations to Section A and can be claimed against National Grid plc, National Grid Holdings One plc or Lattice Group Limited.
US pension plans
The US pension plans are governed by a fiduciary committee called the Retirement Plan Committee (RPC). The RPC is structured in accordance with US laws governing retirement plans under the Employee Retirement Income Security Act (ERISA) and comprises appointed employees of the Company.
Defined contribution plans
National Grid has a DC pension plan which allows employee as well as Company contributions. Non-union employees hired after 1 January 2011, as well as most new hire union employees, receive a core contribution into the DC plan ranging from 3% to 9% of salary, irrespective of the employee’s contribution into the plan. Most employees also receive a matching contribution that varies between 25% and 50% of employee contributions up to a maximum of 8% to 10%. The assets of the plans are held in trusts and administered by the RPC.
25. Pensions and other post-retirement benefits continued
US pension plans continued
Defined benefit plans
National Grid sponsors four non-contributory qualified DB pension plans, which provide vested union employees, and vested non-union employees hired before 1 January 2011, with retirement benefits within prescribed limits as defined by the US Internal Revenue Service. National Grid also provides non-qualified DB pension arrangements for a closed group of current and former employees with designated company investments set aside to fund these obligations. Benefits under the DB plans generally reflect age, years of service and compensation, and are paid in the form of an annuity or lump sum. An independent actuary performs valuations annually. The Company funds the DB plans by contributing no less than the minimum amount required, but no more than the maximum tax-deductible amount allowed under US Internal Revenue Service regulations. The range of contributions determined under these regulations can vary significantly depending upon the funded status of the plans. At present, there is some flexibility in the amount that is contributed on an annual basis. In general, the Company’s policy for funding the US pension plans is to contribute the amounts collected in rates and capitalised in the rate base during the year, to the extent that the funding is no less than the minimum amount required. For the current financial year, these contributions amounted to approximately £76 million (2022: £116 million).
In May 2022, NECO was sold to PPL Rhode Island Holdings, LLC (see note 10) and a portion of one of the DB pension plans was transferred to PPL Rhode Island Holdings, LLC’s successor plan. Both active and inactive participants from NECO were transferred to PPL Rhode Island Holdings, LLC’s successor plan with the sale, as well as some active employees from other subsidiaries. The sale required curtailment and settlement accounting, resulting in a remeasurement of the related plan’s pension assets and benefit liabilities.
In addition, three of the DB pension plans underwent an annuity buyout transaction in which a portion of existing retiree pension payments were transferred to a reputable insurance company in exchange for a single bulk premium payment. As a result, all associated financial, governance and administrative responsibilities for those payments were transferred to the selected insurer. The annuity buyout required settlement accounting when the single bulk premium payment was paid to the insurer in June 2022.
US other post-retirement benefits
National Grid provides healthcare and life insurance benefits to eligible employees, post retirement. Eligibility is based on certain age and length of service requirements and, in most cases, retirees contribute to the cost of their healthcare coverage. In the US, there is no governmental requirement to pre-fund post-retirement healthcare and life insurance plans. However, in general, the Company’s policy for funding the US retiree healthcare and life insurance plans is to contribute amounts collected in rates and capitalised in the rate base during the year. For the current financial year, these contributions amounted to £11 million (2022: £17 million).
The sale of NECO to PPL Rhode Island Holdings, LLC in May 2022 resulted in the transfer of a proportional share of the associated union and non‑union OPEB assets and benefit liabilities to PPL Rhode Island Holdings, LLC’s successor plans.
Actuarial assumptions
On retirement, members of DB plans receive benefits whose value is dependent on factors such as salary and length of pensionable service. National Grid’s obligation in respect of DB pension plans is calculated separately for each DB plan by projecting the estimated amount of future benefit payments that employees have earned for their pensionable service in the current and prior periods. These future benefit payments are discounted to determine the present value of the liabilities. Current service cost and any unrecognised past service cost are recognised immediately.
Advice is taken from independent actuaries relating to the appropriateness of the key assumptions applied, including life expectancy, expected salary and pension increases, and inflation. Comparatively small changes in the assumptions used may have a significant effect on the amounts recognised in the consolidated income statement, the consolidated statement of other comprehensive income and the net liability recognised in the consolidated statement of financial position (see note 35). Remeasurements of pension assets and post-retirement benefit obligations are recognised in full in the period in which they occur in the consolidated statement of other comprehensive income.
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	%	%	%	%	%	%	%	%	%
Discount rate – past service	4.80	2.78	2.00	4.85	3.65	3.25	4.85	3.65	3.25
Discount rate – future service	4.80	2.85	2.15	4.85	3.65	3.25	4.85	3.65	3.25
Rate of increase in RPI – past service	3.17	3.60	3.15	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	3.07	3.33	3.00	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.11	3.47	3.40	4.50	4.60	4.30	4.50	4.60	4.30
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	6.80	6.80	7.10
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
For UK pensions, single equivalent financial assumptions are shown above for presentational purposes, although full yield curves have been used in our calculations. The discount rate is determined by reference to high-quality UK corporate bonds at the reporting date. The rate of increase in salaries has been set using a promotional scale where appropriate. The rates of increases stated are not indicative of historical increases awarded or a guarantee of future increase, but merely an appropriate assumption used in assessing DB liabilities. Our DB plans in the UK provide for pension increases that are generally linked to Retail Price Index (RPI), subject to relevant caps and floors.

Discount rates for US pension liabilities have been determined by reference to appropriate yields on high-quality US corporate bonds at the reporting date based on the duration of plan liabilities. The healthcare cost trend rate is expected to reach the ultimate trend rate by 2031 (2022: 2031).
25. Pensions and other post-retirement benefits continued
Actuarial assumptions continued
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2023	2022	2021	2023	2022	2021
	years	years	years	years	years	years
Assumed life expectations for a retiree age 65
Males	21.9	22.0	21.8	21.6	21.4	21.6
Females	23.7	23.8	23.7	23.8	23.6	24.0
In 20 years:
Males	23.0	23.2	23.1	23.2	23.1	23.2
Females	25.1	25.2	25.2	25.4	25.3	25.5
The weighted average duration of the DB obligation for each category of plan is 12 years for UK pension plans, 12 years for US pension plans and
13 years for US other post-retirement benefit plans. The table below summarises the split of DB obligations by status for each category of plan:

	UK pensions		US pensions		US other post-retirement benefits
	2023	2022	2023	2022	2023	2022
	%	%	%	%	%	%
Active members	14	16	37	36	33	34
Deferred members	9	10	9	9	—	—
Pensioner members	77	74	54	55	67	66
Amounts recognised in the consolidated statement of financial position

	2023	2022
	£m	£m
Present value of funded obligations	(18,934)	(23,541)
Fair value of plan assets	21,246	27,013
	2,312	3,472
Present value of unfunded obligations	(292)	(326)
Other post-employment liabilities	(69)	(71)
Net defined benefit asset	1,951	3,075
Represented by:
Liabilities	(694)	(810)
Assets	2,645	3,885
	1,951	3,075
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(10,906)	(14,197)	(5,502)	(6,531)	(2,526)	(2,813)	(18,934)	(23,541)
Fair value of plan assets	12,578	16,865	6,060	7,263	2,608	2,885	21,246	27,013
	1,672	2,668	558	732	82	72	2,312	3,472
Present value of unfunded obligations	(58)	(78)	(234)	(248)	—	—	(292)	(326)
Other post-employment liabilities	—	—	—	—	(69)	(71)	(69)	(71)
Net defined benefit asset	1,614	2,590	324	484	13	1	1,951	3,075
Represented by:
Liabilities	(58)	(78)	(234)	(248)	(402)	(484)	(694)	(810)
Assets	1,672	2,668	558	732	415	485	2,645	3,885
	1,614	2,590	324	484	13	1	1,951	3,075
The recognition of the pension assets in the UK and in the US reflects legal and actuarial advice that we have taken regarding recognition of surpluses under IFRIC 14. In the UK, the Group has an unconditional right to a refund in the event of a winding up. In the US, surplus assets of a plan may be used to pay for future benefits expected to be earned under that plan.
25. Pensions and other post-retirement benefits continued
Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2023	2022	2021
	£m	£m	£m
Included within operating costs
Administration costs	19	20	18
Included within payroll costs
Defined benefit plan costs:
Current service cost	194	223	175
Past service cost – augmentations	—	1	—
Past service cost/(credit) – redundancies	5	1	(1)
Special termination benefit cost – redundancies	3	9	5
Gains on settlement	(45)	—	—
	157	234	179
Included within finance income and costs
Net interest (income)/cost	(85)	(2)	38
Total included in income statement[1]	91	252	235
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations[2]	(1,364)	2,481	1,408
Exchange adjustments	41	7	186
Total included in the statement of other comprehensive income³	(1,323)	2,488	1,594
1.Amounts shown in the table above include operating costs of £nil (2022: £4 million; 2021: £3 million); payroll costs of £nil (2022: £10 million; 2021: £10 million); and net interest income of £nil (2022: £2 million; 2021: £13 million) presented within profit from discontinued operations. These amounts all relate to UK pensions.
2.For the year ended 31 March 2021, this included actuarial losses from the purchase of buy-in policies of £0.1 billion.
3.Amounts shown in the table above include remeasurements of pension assets and post-retirement benefit obligations of £nil (2022: £309 million gain; 2021: £250 million loss) presented within discontinued operations. These amounts all relate to UK pensions.
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	9	11	9	8	7	7	2	2	2
Included within payroll costs
Defined benefit plan costs:
Current service cost	69	83	28	88	101	104	37	39	43
Past service cost – augmentations	—	1	—	—	—	—	—	—	—
Past service cost/(credit) – redundancies	5	1	(1)	—	—	—	—	—	—
Special termination benefit cost – redundancies	3	9	5	—	—	—	—	—	—
Gains on settlement	—	—	—	(45)	—	—	—	—	—
	77	94	32	43	101	104	37	39	43
Included within finance income and costs
Net interest (income)/cost	(64)	(7)	(38)	(21)	—	35	—	5	41
Total included in income statement	22	98	3	30	108	146	39	46	86
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations[1]	(1,183)	1,577	(622)	(242)	532	1,017	61	372	1,013
Exchange adjustments	—	—	—	36	11	83	5	(4)	103
Total included in the statement of other comprehensive income	(1,183)	1,577	(622)	(206)	543	1,100	66	368	1,116
1.For the year ended 31 March 2021, UK pensions is stated after actuarial losses from the purchase of buy-in policies of £0.1 billion.
25. Pensions and other post-retirement benefits continued
Reconciliation of the net defined benefit asset

	UK pensions		US pensions		US other post-retirement benefits		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	2,590	1,035	484	(22)	1	(298)	3,075	715
Cost recognised in the income statement (including discontinued operations)	(22)	(98)	(30)	(108)	(39)	(46)	(91)	(252)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(1,183)	1,577	(206)	543	66	368	(1,323)	2,488
Employer contributions	197	167	76	116	11	17	284	300
Other movements	2	7	—	—	(26)	(29)	(24)	(22)
Acquisition of NGED	—	566	—	—	—	—	—	566
Reclassification to held for sale (note 10)	30	(664)	—	(45)	—	(11)	30	(720)
Closing net defined benefit asset	1,614	2,590	324	484	13	1	1,951	3,075
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(14,275)	(13,645)	(6,779)	(6,931)	(2,813)	(3,031)	(23,867)	(23,607)
Current service cost	(69)	(83)	(88)	(101)	(37)	(39)	(194)	(223)
Interest cost	(334)	(88)	(252)	(240)	(111)	(100)	(697)	(428)
Actuarial (losses)/gains – experience	(235)	(627)	(17)	(24)	48	107	(204)	(544)
Actuarial gains – demographic assumptions	135	133	5	100	10	71	150	304
Actuarial gains – financial assumptions	3,167	1,387	818	329	443	192	4,428	1,908
Past service cost – redundancies	(5)	(1)	—	—	—	—	(5)	(1)
Special termination benefit cost – redundancies	(3)	(9)	—	—	—	—	(3)	(9)
Past service cost – augmentations	—	(1)	—	—	—	—	—	(1)
Liabilities extinguished on settlements	—	—	616	—	—	—	616	—
Medicare subsidy received	—	—	—	—	(28)	(24)	(28)	(24)
Employee contributions	(10)	(8)	—	—	—	—	(10)	(8)
Benefits paid	711	919	426	403	153	159	1,290	1,481
Exchange adjustments	—	—	(465)	(327)	(191)	(140)	(656)	(467)
Acquisition of NGED	—	(7,096)	—	—	—	—	—	(7,096)
Reclassification to held for sale	(46)	4,844	—	12	—	(8)	(46)	4,848
Closing defined benefit obligations	(10,964)	(14,275)	(5,736)	(6,779)	(2,526)	(2,813)	(19,226)	(23,867)
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	16,865	14,680	7,263	6,909	2,885	2,799	27,013	24,388
Interest income	398	95	273	240	111	95	782	430
Return on plan assets (less than)/in excess of interest	(4,250)	684	(1,048)	127	(440)	2	(5,738)	813
Administration costs	(9)	(11)	(8)	(7)	(2)	(2)	(19)	(20)
Assets distributed on settlements	—	—	(571)	—	—	—	(571)	—
Employer contributions	197	167	76	116	11	17	284	300
Employee contributions	10	8	—	—	—	—	10	8
Benefits paid	(709)	(912)	(426)	(403)	(153)	(159)	(1,288)	(1,474)
Exchange adjustments	—	—	501	338	196	136	697	474
Acquisition of NGED	—	7,662	—	—	—	—	—	7,662
Reclassification to held for sale	76	(5,508)	—	(57)	—	(3)	76	(5,568)
Closing fair value of plan assets	12,578	16,865	6,060	7,263	2,608	2,885	21,246	27,013
Actual return on plan assets	(3,852)	779	(775)	367	(329)	97	(4,956)	1,243
Expected contributions to plans in the following year	99	146	36	74	14	14	149	234
25. Pensions and other post-retirement benefits continued
Asset allocations
The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2023						2022						2021
	Quoted		Unquoted		Total		Quoted		Unquoted		Total		Quoted		Unquoted		Total
	£m		£m		£m		£m		£m		£m		£m		£m		£m
Equities	475		179		654		1,458		474		1,932		555		801		1,356
Corporate bonds	1,956		—		1,956		2,741		—		2,741		3,730		37		3,767
Government securities	762		—		762		786		—		786		1,836		—		1,836
Property	23		860	¹	883		122		1,002	¹	1,124		104		565	¹	669
Diversified alternatives	708		680		1,388		1,334		432		1,766		—		712		712
Liability-matching assets	1,958	²	4,873	³	6,831	⁴	2,023	²	6,090	³	8,113	⁴	1,731	²	4,133	³	5,864	⁴
Longevity swap	—		(88)		(88)		—		(80)		(80)		—		(64)		(64)
Cash and cash equivalents	145		—		145		477		—		477		34		250		284
Other (including net current assets and liabilities)	59		(12)		47		16		(10)		6		—		256		256
	6,086		6,492		12,578	⁵	8,957		7,908		16,865	⁵	7,990		6,690		14,680	⁵
1.Includes £304 million (2022: £283 million; 2021: £nil) of investments in forestry funds.
2.Consists of pooled funds which invest mainly in fixed interest securities.
3.Includes buy-in policies held by NGUKPS with a total value of £2.1 billion (2022: £2.7 billion; 2021: £4.1 billion).
4.Included within liability-matching assets above is £3.4 billion (2022: £6.6 billion; 2021: £2.5 billion) of repurchase agreements. These are used to increase the market exposure of the liability-matching portfolios.
5.The fair value of plan assets for NGUKPS Section A includes employer-related investment exposure of £23 million (2022: £32 million; 2021: £nil).
US pensions

	2023			2022			2021
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	154	1,346	1,500	272	1,904	2,176	560	2,359	2,919
Corporate bonds	2,147	528	2,675	2,311	697	3,008	1,547	507	2,054
Government securities	410	514	924	335	715	1,050	354	527	881
Property	—	299	299	—	295	295	—	264	264
Diversified alternatives	85	285	370	142	364	506	167	458	625
Infrastructure	—	265	265	—	182	182	—	130	130
Cash and cash equivalents	16	—	16	31	—	31	24	—	24
Other (including net current assets and liabilities)	7	4	11	12	3	15	12	—	12
	2,819	3,241	6,060	3,103	4,160	7,263	2,664	4,245	6,909
US other post-retirement benefits

	2023			2022			2021
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	74	510	584	185	1,013	1,198	419	1,303	1,722
Corporate bonds	1,332	2	1,334	723	2	725	13	—	13
Government securities	431	2	433	511	2	513	533	3	536
Diversified alternatives	100	9	109	144	120	264	185	172	357
Other[1]	1	147	148	—	185	185	—	171	171
	1,938	670	2,608	1,563	1,322	2,885	1,150	1,649	2,799
1.Other primarily comprises insurance contracts.
Main defined benefit risks
National Grid underwrites the financial and demographic risks associated with our DB plans. Although the governing bodies have sole responsibility for setting investment strategies and managing risks, National Grid closely works with and supports the governing bodies of each plan, to assist them in mitigating the risks associated with their plans and to ensure that the plans are funded to meet their obligations.
25. Pensions and other post-retirement benefits continued
Main defined benefit risks continued
The most significant risks associated with the DB plans are:

Main risks	Description and mitigation
Investment risk	The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.
Changes in bond yields	Liabilities will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge interest rate risk.
Inflation risk	Changes in inflation will affect current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity buy-in policies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge inflation risk.
Member longevity	Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by scheme investment transactions including a longevity insurance contract (longevity swap) for NGEG of ESPS and two buy-in policies for Section A of NGUKPS.
Counterparty risk	This is managed by having a diverse range of counterparties and through having a strong collateralisation process (including for the longevity swap held by NGEG of ESPS). Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were introduced in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.
Default risk	Debt investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed ranges, to control the risk.
Liquidity risk	The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. These could include collateral calls relating to the plans’ liability-matching assets which could result from extreme market movements. Should the plans not have sufficient liquidity to meet cash flow requirements, they could be forced to take sub-optimal investment decisions such as selling assets at a reduced price. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties (unless it is temporary).
Currency risk	Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates are managed through currency hedging overlay and currency hedging carried out by some of the investment managers.
DB plan investment strategies
The Trustees and RPC, after taking advice from professional investment advisors and in consultation with National Grid, set their key principles, including expected returns, risk and liquidity requirements. They formulate an investment strategy to manage risk through diversification, taking into account expected contributions, maturity of the pension liabilities and, in the UK, the strength of the covenant. These strategies allocate investments between return-seeking assets such as equities and property, and liability-matching assets such as buy-in policies, government securities and corporate bonds which are intended to protect the funding position.
The approximate investment allocations for our plans at 31 March 2023 are as follows:

	UK pensions	US pensions	US other post-retirement benefits
	%	%	%
Return-seeking assets	24	36	32
Liability-matching assets	76	64	68
The governing bodies generally delegate responsibility for the selection of specific bonds, securities and other investments to appointed investment managers. Investment managers are selected based on the required skills, expertise in those markets, process and financial security to manage the investments. Their performance is regularly reviewed against measurable objectives, consistent with each pension plan’s long-term objectives and accepted risk levels.
The extreme volatility of the UK gilt market during 2022 led to significant liquidity pressures on DB pension schemes, with large collateral calls from Liability-Driven Investment (LDI) fund managers requiring some schemes to either sell illiquid assets at short notice or reduce their level of hedging. Whilst these liquidity calls were met by the schemes, the Company provided Section A of NGUKPS with a short-term loan of £125 million to ensure that any further significant rises in gilt yields would not require a reduction to hedging levels. This loan was repaid in January 2023. Each of our schemes continues to review its strategy for hedging interest rates and inflation, to ensure it is not exposed to undue risk given further future market volatility.
In the UK, each of our pension plans has Responsible Investment (RI) Policies, which take into account Environmental, Social and Governance (ESG) factors and generally incorporate the six UN-backed Principles for Responsible Investment (UNPRI). Each of the Trustee boards believes that ESG factors can be material to financial outcomes and should therefore be considered alongside other factors. They recognise that their primary responsibility remains a fiduciary one, i.e. their first duty is to ensure the best possible return on investments with the appropriate level of risk. However, they also recognise the increasing materiality of ESG factors and that they have a fiduciary and regulatory duty to consider RI, including ESG factors and their potential impact on the quality and sustainability of long-term investment returns. The principal defined contribution arrangement in the UK embeds ESG factors in the investment options offered to members. As well as offering a range of self-select ethical funds, it directly incorporates its Climate Impact Pledge into the default investment option, which acts to align the fund to a carbon net zero future.
Whilst in the US there is no regulatory requirement to have ESG-specific principles embedded in investment policies, our investment managers often utilise ESG principles to inform their decision-making process.